Restricted net assets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Restricted net assets
Restricted net assets	¥ 96.2	$ 13.2
Restricted net assets to total consolidated net assets (as a percent)	18.48%	18.48%